Financial instruments and risk management - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Short term borrowings, carrying value	$ (312)	$ (552)
Medium and long term borrowings, carrying value	(12,440)	(14,624)
Short term borrowings, fair value	(312)	(552)
Medium and long term borrowings, fair value	$ (13,554)	$ (16,385)